Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ 3,466,611	$ 3,096,550	$ 2,797,839	$ 2,536,591
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(404,091)	(326,670)	$ (243,822)	$ (309,619)
Net unrealized (loss) income on hedging contracts, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(15,637)	1,245
Net unrealized gain (loss) on pension, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	645	(588)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $13.2 million and $12.4 million, respectively
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(33,311)	(30,768)
Foreign currency effects from intercompany long-term investment transactions, tax	13,200	12,400
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ (355,788)	$ (296,559)